SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) segment	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Reportable segments | segment			2
Total revenue	$ 68,099	$ 63,016	$ 132,839	$ 124,180
Depreciation and amortization	7,091	5,857	13,734	11,340
Income (loss) from operations	33,796	33,867	67,722	68,564
Interest expense, net and amortization of loan fees	10,425	7,886	20,373	15,870
Capital expenditures	61,718	36,919	65,671	56,564
Total assets	790,251		790,251		$ 748,215
Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Total revenue	61,133	57,290	118,804	112,916
Depreciation and amortization	6,166	5,237	11,884	10,119
Income (loss) from operations	36,234	36,638	70,460	71,400
Interest expense, net and amortization of loan fees	0	0	0	0
Capital expenditures	61,716	32,541	65,583	48,012
Total assets	697,077		697,077		649,975
Storage Segment [Member]
Segment Reporting Information [Line Items]
Total revenue	6,966	5,726	14,035	11,264
Depreciation and amortization	925	620	1,850	1,221
Income (loss) from operations	4,050	3,327	8,041	6,577
Interest expense, net and amortization of loan fees	0	0	0	0
Capital expenditures	2	4,378	88	8,552
Total assets	84,489		84,489		86,760
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total revenue	0	0	0	0
Depreciation and amortization	0	0	0	0
Income (loss) from operations	(6,488)	(6,098)	(10,779)	(9,413)
Interest expense, net and amortization of loan fees	10,425	7,886	20,373	15,870
Capital expenditures	0	$ 0	0	$ 0
Total assets	$ 8,685		$ 8,685		$ 11,480